UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number	Date of Notification

811- 23861	August 20, 2026

2. Exact name of investment company as specified in registration statement:

SEI Alternative Income Fund

3. Address of principal executive office: (number, street, city, state, zip code)

One Freedom Valley Drive

Oaks, PA 19456

4. Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Stephen G. MacRae

(Name) Stephen G. MacRae

(Title) Vice President

SEI ALTERNATIVE INCOME FUND

August 20, 2026

Dear SEI Alternative Income Fund Shareholder,

As you may know, SEI Alternative Income Fund (the “Fund”) is a closed-end interval fund that is required to make a repurchase offer to its shareholders each quarter. These quarterly repurchase offers provide shareholders with some liquidity. While the Fund is required to make the repurchase offer, shareholders are not required to take any action. The purpose of the enclosed letter is to communicate the required quarterly repurchase offer. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only at the time of the regularly scheduled quarterly repurchase offer.

If you are not interested in tendering your shares for repurchase at this time, you may disregard this letter and take no action. If you do wish to sell shares at this time, please note the following important dates:

•         The Repurchase Request Deadline is September 30, 2026

Note: All Repurchase Offer Request Forms must be submitted to and received by the Fund at c/o UMB Fund Services (“Transfer Agent”), 235 West Galena Street, Milwaukee, WI 53212 by 4:00 p.m. Eastern Time on September 30, 2026.

•         The Repurchase Pricing Date is September 30, 2026

•         The Repurchase Payment Date is October 1, 2026

Because the Fund is a closed-end interval fund, it is legally permitted to repurchase only a specified portion of its outstanding shares during any repurchase offer. Therefore, there can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own.

The attached Letter of Transmittal contains details and terms of the offer and a Repurchase Offer Request Form. The Repurchase Request Deadline will be strictly observed, all Repurchase Offer Request Forms must be submitted to and received by the Fund, in good order, by 4:00 p.m., Eastern Time, on September 30, 2026 to be effective. If you (or another person acting on your behalf) fails to submit the required information to the Fund or to take any other required action on or before 4:00 p.m. (ET) on September 30, 2026, the Fund will not repurchase any of your shares until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

Sincerely,

SEI Alternative Income Fund

SEI ALTERNATIVE INCOME FUND
REPURCHASE OFFER NOTICE

Repurchase Request Deadline:	4:00 p.m. (ET) on September 30, 2026
Repurchase Pricing Date:	September 30, 2026

1.          The Repurchase Offer. SEI Alternative Income Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of the aggregate of its outstanding shares at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth in  this SEI Alternative Income Fund Shareholder Repurchase Offer Notice, the Fund’s Prospectus and the related Direct Shareholder Repurchase Offer Request Form, collectively, the “Repurchase Offer.”  The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer. The purpose of this Repurchase Offer is to provide a level of liquidity to shareholders given that no secondary market exists for these shares. This Repurchase Offer is not conditioned on the tender of any minimum number of shares.

2.          Net Asset Value. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate daily and, therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated below or the date on which you return your Repurchase Offer Request Form. The current NAV may be obtained by calling 800-DIAL-SEI and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.  For informational purposes, on August 13, 2026 the NAV per share of the Fund’s outstanding share classes were as follows:

Class F	$10.00
Class Y	$10.00

3.          Repurchase Offer Period and Repurchase Request Deadline. This quarter’s Repurchase Offer begins on August 20, 2026 and all Repurchase Offer Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on September 30, 2026. Please allow an appropriate amount of time for your Repurchase Offer Request Form to reach the Fund.

4.          Repurchase Pricing Date. It is anticipated that the date on which the Fund’s NAV applicable to the Repurchase Offer is determined (the “Repurchase Pricing Date”) will be September 30, 2026, the same date as the Repurchase Request Deadline. This may be higher or lower than the NAV on the date on which you return your Repurchase Offer Request Form.  Repurchase Pricing Date could occur as late as the fourteenth calendar day after the Repurchase Request Deadline (or the next business day if such fourteenth calendar day is not a business day), in which case there is a risk that the Fund’s Net Asset Value per Share may fluctuate between those dates.

5.          Payment for Shares Repurchased. The Fund expects to pay repurchase proceeds within one (1) to three (3) business days from the Repurchase Pricing Date, and in any event repayment shall not exceed seven (7) calendar days. The Fund will not charge a repurchase fee.  However, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

6.          Increase in Number of Shares Repurchased; Pro Rata Purchase. If the Repurchase Offer is oversubscribed such that shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may (but is not required to) repurchase up to an additional two percent (2%) of the shares outstanding on the Repurchase Request Deadline. If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the outstanding shares are tendered, then the Fund will repurchase shares on a pro rata basis, rounded down to the nearest .001 of a Share, provided that the Fund is permitted, in its discretion, to accept all Shares tendered by persons who own, in the aggregate, fewer than 100 Shares and who tender all of their Shares, before prorating Shares tendered by other shareholders. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder’s account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all shares that you tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You would need to submit a new repurchase request for that offer. Any subsequent offer may also be oversubscribed.  You will be subject to NAV fluctuation during the period between quarterly repurchase offers.

7.          Withdrawal or Modification. Requests for the repurchase of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on September 30, 2026.

8.          Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees, including a majority of the independent Trustees, and only in the following limited circumstances:

(a)	if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

(b)	for any period during which the New York Stock Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(c)	for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(d)	for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

9.          Tax Consequences. You should review the tax information in the Fund’s prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, to the extent that you hold your shares as a capital asset, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as long-term capital gain or loss if you have held your shares for more than twelve months and otherwise will be treated as short-term capital gain or loss. However, if you have held your shares for six months or less and received a net capital gain distribution, any loss recognized on the share repurchase will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a share repurchase will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares).

10.        Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of repurchase of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all repurchase of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund reserves the right to require any person who wishes to request that the Fund repurchase their Shares to first provide any documentation that the Fund deems necessary or appropriate as proof of such person’s eligibility for the applicable repurchase offer, and such eligibility will be determined by the Fund in its sole discretion. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any repurchase of shares, whether generally or with respect to any particular shares or shareholders. The Fund’s interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchases of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Repurchases of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

11.        Repurchase Offer Consequences; Expenses. Repurchases of Shares will have the effect of decreasing the size of the Fund and increasing both the proportionate interest in the Fund of shareholders who do not tender Shares and the Fund's expenses as a percentage of average net assets. A reduction in the aggregate assets of the Fund may result in investors who do not tender Shares bearing higher costs to the extent that certain expenses borne by the Fund are relatively fixed and may not decrease if assets decline. Further, interest on any borrowings to finance Share repurchase transactions may reduce the Fund's returns.  These effects may be reduced or eliminated to the extent that additional subscriptions for Shares are made from time to time.

None of the Fund, the Investment Manager, the transfer agent, the Fund’s distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Manager, nor the Fund’s distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

For a copy of the Fund’s Prospectus or for other information, visit https://www.seic.com/ent/mutual-fund-documentation/sei-interval-funds or call 800-DIAL-SEI.  If you purchased shares of the Fund through an investment adviser, broker or financial consultant, please contact them for additional information about this offer.

SEI ALTERNATIVE INCOME FUND
DIRECT SHAREHOLDER REPURCHASE OFFER REQUEST FORM

Repurchase Request Deadline:	4:00 p.m. (ET) on September 30, 2026
Repurchase Pricing Date:	September 30, 2026

THIS FORM MUST BE COMPLETED AND RECEIVED BY 4:00 P.M., EASTERN TIME
ON SEPTEMBER 30, 2026 FOR THIS REPURCHASE OFFER REQUEST TO BE IN
GOOD ORDER FOR PROCESSING.

IMPORTANT: THIS FORM IS ONLY FOR USE BY SHAREHOLDERS WHO HOLD THEIR SHARES DIRECTLY THROUGH UMB FUND SERVICES, THE FUND’S TRANSFER AGENT.  USE THIS REPURCHASE OFFER REQUEST FORM ONLY IF YOUR SHARES ARE REGISTERED IN YOUR NAME WITH THE FUND (PLEASE CHECK YOUR ACCOUNT STATEMENT). IF YOUR SHARES ARE HELD FOR YOU BY YOUR FINANCIAL INTERMEDIARY, FINANCIAL PROFESSIONAL, BROKER/DEALER OR OTHER NOMINEE, PLEASE ASK YOUR FINANCIAL ADVISER, BROKER/DEALER OR OTHER FINANCIAL INTERMEDIARY TO SUBMIT A REPURCHASE OFFER REQUEST FOR YOU. YOU MUST CONTACT THEM TO HAVE THEM SUBMIT A REPURCHASE OFFER REQUEST FORM ON YOUR BEHALF.

FOR ACCOUNTS HELD DIRECTLY

WITH THE FUND PLEASE MAIL TO:

SEI Alternative Income Fund	For Additional Information:
c/o UMB Fund Services	Phone: 833.666.2734
235 West Galena Street
Milwaukee, WI 53212

FOR ACCOUNTS HELD AT AN INTERMEDIARY, PLEASE CONTACT YOUR INTERMEDIARY TO SUBMIT YOUR REPURCHASE REQUEST

PART 1 – NAME AND ADDRESS

Account #:
Full Account Registration Line 1:
Full Account Registration Line 2:
Address:
City, State, Zip
Social Security # or Taxpayer Identification #:
Telephone Number:

PART 2 – NUMBER OF SHARES OF THE FUND BEING REPURCHASED:

Class F Shares ( )	Class Y Shares ( )

(if tendering more than one Share class, please submit a separate form for each Share class)

All shares owned*

Partial repurchase $_________ or _________Shares

*All shares owned will include any distributions reinvested between the time of paperwork being submitted and the Repurchase Date.

Repurchase Offer Form Continued on Next Page

PART 3 – PAYMENT

Please choose your method of payment:

[    ]  Deliver All Proceeds via Check to Shareholder Address

[    ]  Deliver All Proceeds to Bank Account on Record

[    ]  Deliver All Proceeds to New Bank Instructions (Must complete Part 4)

PART 4 – NEW BANK INSTRUCTIONS (Medallion Signature Guarantee required)

Bank Name:
ABA Routing Number:
Credit to:
Name(s) on Bank Account:
Bank Account Number:
For Further Credit to:
Name(s) on Investors Account:
Investor Account Number at Broker:

PART 5 – SIGNATURE(S)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

Signature	Print Name Investor/Custodian/Broker (and Title if applicable)

REQUESTS TO WITHDRAW OR MODIFY ANY REQUEST TO REPURCHASE
SHARES MAY BE SUBMITTED AT ANY TIME PRIOR TO 4:00 P.M., EASTERN TIME
ON SEPTEMBER 30, 2026 BUT NOT THEREAFTER.